CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2017
CONCENTRATIONS [Abstract]
Summary of the Debtors who Accounted for 10% or More of the Group's Consolidated Prepaid and Other Current Assets, Other Non-current Assets and Consideration Receivable
A summary of the debtors who accounted for 10% or more of the Group’s consolidated accounts receivable, prepaid and other current assets, other non-current assets and consideration receivable was as follows:

	As of December 31,
	2016		2017
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	1,313	10%	1	-
Company B	-	-	5,656	23%
Prepaid and other current assets
Company C	49,800	32%	49,800	38%
Company D	35,000	23%	35,000	27%
Company E	25,959	17%	-	-
Other non-current assets
Company F	1,570	25%	1,281	9%
Company G	-	-	4,504	33%
Consideration receivable
Company H	8,500	100%	-	-